Financing Arrangements (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended		12 Months Ended				1 Months Ended			1 Months Ended						12 Months Ended			1 Months Ended		1 Months Ended	12 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Senior Secured Term	Jul. 31, 2010 Line of Credit [Member]	Nov. 30, 2011 8.875% Senior Notes Due 2012	Oct. 23, 2012 Bridge Loan Bank of America, NA, Merrill Lunch, Pierce, Fenner and Smith Incorporated, Wells Fargo Securities, LLC and WF Investment Holdings, LLC	Dec. 21, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility LIBOR	Dec. 31, 2012 Revolving Credit Facility Prime Rate	Dec. 31, 2012 Revolving Credit Facility Various Banks	Dec. 21, 2011 Letter of Credit [Member]	Nov. 30, 2011 8.875% Senior Notes Due 2012 Senior Notes	Sep. 30, 2010 8.875% Senior Notes Due 2012 Senior Notes	Dec. 31, 2012 Debentures Due December 2015 Convertible Debt	Dec. 21, 2011 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2011 Senior secured term loan due 2017 Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 LIBOR Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Prime Rate Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Interest Rate Floor LIBOR Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 U.S. Subsidiaries Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Direct Foreign Subsidiaries Senior Secured Term	Dec. 31, 2012 Senior secured term loan due 2017 Minimum Senior Secured Term	Sep. 30, 2010 7.375% senior notes due 2020 Senior Notes	Dec. 31, 2012 7.375% senior notes due 2020 Senior Notes	Feb. 28, 2010 6.52% Medium-Term Notes Medium-term Notes	Dec. 31, 2012 Below 10% Revolving Credit Facility	Dec. 31, 2012 Less than 50% Revolving Credit Facility	Dec. 31, 2012 Greather than 50% Revolving Credit Facility	Dec. 31, 2011 Other assets	Sep. 30, 2010 Other assets 7.375% senior notes due 2020 Senior Notes	Jul. 31, 2010 Debt extinguishment costs Line of Credit [Member]	Sep. 30, 2010 Debt extinguishment costs 8.875% Senior Notes Due 2012 Senior Notes
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 250,000,000						$ 50,000,000
Underwriting fee								1.25%
Funding fee								0.25%
Underwriting and funding fee owed on rollover anniversary date, time period								3 months
Line of credit term								1 year	5 years
Roll-over fee								1.75%
Loan term					10 years
Planned financing upon Spartech acquisition	250,000,000	250,000,000
Potential increase in maximum borrowing capacity													100,000,000
Potential maximum borrowing capacity													400,000,000
Potential accordion feature													50,000,000
Deferred financing costs	3,100,000	3,100,000
Amortization of financing costs	1,300,000	1,300,000
Maximum amount oustanding during period									300,000,000									300,000,000
Unamortized discount	2,500,000	2,500,000																	2,500,000	3,000,000
Term loan LIBOR floor																							1.25%
Leverage Ratio Used to Determine Applicable Margin on Term Loan																										225.00%
Term loan interest rate																					3.75%	2.75%
Term loan effective interest rate																				5.70%
Voting capital stock pledge percentage																								100.00%	65.00%
Annual principal payments																			3,000,000
Revolving credit facility increase									350,000,000
Margin percentage											2.00%	1.00%
Fixed charge coverage ratio as stated in the loan agreement																														1.1
Maximum credit facility, percentage																														10.00%	50.00%	50.00%
Revolver credit facility fee, percentage																															0.50%	0.375%
Current borrowing capacity										171,200,000
Repayment of long-term debt instrument		3,000,000	42,900,000	317,100,000		40,000,000									22,900,000														20,000,000
Stated interest rate							8.875%									8.875%	7.50%										7.375%	7.375%	6.52%
Amortization of Debt Discount (Premium)															900,000	25,700,000
Senior unsecured notes																257,100,000											360,000,000
Debt financing related costs																																	12,500,000	7,300,000
Deferred financing costs, amortization period (years)																											10 years
Debt extinguishment costs		0	(900,000)	(29,500,000)												700,000																			1,400,000
Write-off of deferred note issuance costs																																				1,700,000
Amount oustanding						40,000,000
Interest income		800,000	700,000	2,900,000
Total interest paid on long-term and short-term borrowings		$ 45,800,000	$ 32,000,000	$ 30,300,000